Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Jan. 31, 2023
Supplemental Cash Flow Disclosures
Schedule of Supplemental Cash Flow Disclosures
	January 31, 2023 $	January 31, 2022 $	January 31, 2021 $
Supplemental disclosures:
Interest paid	–	–	480,636
Non-cash investing and financing activities:
Common shares issued for services	29,737	115,500	1,351,808
Common shares of MedMelior issued for services	2,961,835	–	–
Common shares issued for settlement of accounts payable	–	40,331	–
Common shares issued for conversion of debentures	493,253	–	102,389
Common shares issued as share issue costs	–	724,690	–
Common shares issued for asset acquisition	–	–	16,666,666
Common shares and share purchase warrants issued on exercise of special warrants	–	2,794,868	–
Common shares, share purchase options and share purchase warrants issued for asset acquisition	–	–	6,252,180
Compensation options granted as share issue costs	–	896,466	–
Warrants issued for finder’s fee	–	–	103,549